Schedule of Investments (unaudited)	iShares® MSCI China Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Hangzhou SF Intra-City Industrial Co. Ltd.(a)(b)(c)	96,800	$117,244

Automobile Components — 1.7%
Huazhong In-Vehicle Holdings Co. Ltd.(c)	352,000	110,404
Intron Technology Holdings Ltd.	264,000	96,877
Nexteer Automotive Group Ltd.(c)	572,000	368,770
Tianneng Power International Ltd.(c)	440,000	361,515
Wuling Motors Holdings Ltd.	760,000	49,522
		987,088
Beverages — 0.3%
China Foods Ltd.	528,000	177,773
China Huiyuan Juice Group Ltd.(d)	81,000	—
		177,773
Biotechnology — 5.7%
AIM Vaccine Co. Ltd., NVS	118,800	133,685
Alphamab Oncology(a)(b)(c)	284,796	229,704
Ascentage Pharma Group International(a)(b)	140,800	459,499
CanSino Biologics Inc., Class H(a)(b)	61,600	215,288
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)	220,000	264,949
CStone Pharmaceuticals(a)(b)	100,000	29,372
Everest Medicines Ltd.(a)(b)	115,886	303,666
InnoCare Pharma Ltd.(a)(b)	396,000	334,085
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)(c)	211,200	102,599
Jiangsu Recbio Technology Co. Ltd.	49,000	57,209
Keymed Biosciences Inc.(a)(b)(c)	110,000	789,878
Lepu Biopharma Co. Ltd.	352,000	157,720
Shanghai Haohai Biological Technology Co. Ltd., Class H(a)	22,000	119,863
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., NVS	11,900	143,965
Untrade Cteg(d)	600,000	827
		3,342,309
Building Products — 1.0%
China Lesso Group Holdings Ltd.	704,000	388,209
China State Construction Development Holdings Ltd.	440,000	126,648
Luoyang Glass Co. Ltd., Class H (b)(c)	176,000	96,331
		611,188
Capital Markets — 2.3%
Bairong Inc. (a)(b)	176,000	299,321
China Everbright Ltd.(c)	616,000	355,589
China Renaissance Holdings Ltd.(a)(b)(c)(d)	162,800	104,960
Noah Holdings Ltd., ADR	25,212	323,218
Up Fintech Holding Ltd., ADR(b)	57,024	253,187
		1,336,275
Chemicals — 4.6%
China BlueChemical Ltd., Class H	968,000	224,192
China Risun Group Ltd.	836,000	344,619
China XLX Fertiliser Ltd.	396,000	168,577
Dongyue Group Ltd.	1,056,000	807,077
Fufeng Group Ltd.(c)	924,600	490,978
Global New Material International Holdings Ltd.(b)(c)	396,000	188,601
Huabao International Holdings Ltd.(c)	616,000	202,425
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	268,493	117,063
Sinofert Holdings Ltd.	1,408,000	156,749
Untradelumena Newmat, NVS(d)	21,700	—
		2,700,281
Commercial Services & Supplies — 0.9%
Binjiang Service Group Co. Ltd.	54,359	105,499
China Conch Environment Protection Holdings Ltd.(b)(c)	770,000	182,348
Security	Shares	Value

Commercial Services & Supplies (continued)
Dynagreen Environmental Protection Group Co. Ltd., Class H	264,000	$77,295
Zonqing Environmental Ltd., NVS(c)	58,000	185,629
		550,771
Communications Equipment — 0.1%
Eastern Communications Co. Ltd., Class B	190,588	70,708

Construction & Engineering — 2.5%
China Conch Venture Holdings Ltd.	946,000	708,474
Greentown Management Holdings Co. Ltd.(a)	396,000	287,763
Sinopec Engineering Group Co. Ltd., Class H	968,000	500,173
		1,496,410
Construction Materials — 1.4%
Asia Cement China Holdings Corp.	308,000	90,637
China Resources Cement Holdings Ltd.	1,584,000	365,010
CSG Holding Co. Ltd.	703,947	235,205
MH Development Ltd.(d)	112,000	1,111
West China Cement Ltd.	1,408,000	124,171
		816,134
Consumer Finance — 0.9%
FinVolution Group, ADR	86,900	384,967
LexinFintech Holdings Ltd., ADR	51,876	92,339
Yixin Group Ltd.(a)	1,078,000	84,173
		561,479
Consumer Staples Distribution & Retail — 0.8%
Chongqing Hongjiu Fruit Co. Ltd.(b)	244,600	188,195
Dada Nexus Ltd., ADR(b)(c)	42,856	131,997
DingDong Cayman Ltd.(b)(c)	65,472	139,455
		459,647
Distributors — 0.3%
China Tobacco International HK Co. Ltd.	146,000	198,697

Diversified Consumer Services — 3.8%
China Chunlai Education Group Co. Ltd.	176,000	142,850
China East Education Holdings Ltd.(a)(c)	352,000	116,305
China Education Group Holdings Ltd.	748,000	454,305
China New Higher Education Group Ltd.(a)	572,000	147,556
Fenbi Ltd., NVS	286,000	188,194
Fu Shou Yuan International Group Ltd.	924,000	602,174
Hope Education Group Co. Ltd.(a)(b)	2,728,000	151,802
Tianli International Holdings Ltd.	836,000	337,168
Youdao Inc., ADR(b)(c)	21,120	87,859
		2,228,213
Diversified REITs — 0.4%
Yuexiu REIT	1,584,000	255,433

Electrical Equipment — 1.0%
China Fiber Optic Network System Group Ltd.(d)	181,600	—
China High Speed Transmission Equipment Group Co. Ltd.(b)(c)	308,000	68,854
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	277,212	255,321
Harbin Electric Co. Ltd., Class H	440,000	118,671
Sun King Technology Group Ltd.(b)	880,000	162,137
Trony Solar Holdings Co. Ltd.(d)	216,000	—
		604,983
Electronic Equipment, Instruments & Components — 1.2%
Anxin-China Holdings Ltd.(d)	672,000	1
BOE Varitronix Ltd.	220,000	220,681
FIH Mobile Ltd. (b)	2,068,000	153,484
Q Technology Group Co. Ltd.(b)	308,000	185,729

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wasion Holdings Ltd.	352,000	$140,530
		700,425
Energy Equipment & Services — 0.3%
Dalipal Holdings Ltd.	264,000	148,708

Entertainment — 4.4%
Alibaba Pictures Group Ltd.(b)	7,920,000	536,647
Cloud Music Inc.(a)(b)	41,800	480,516
CMGE Technology Group Ltd.(b)	880,000	160,975
DouYu International Holdings Ltd., ADR(b)	14,266	10,019
HUYA Inc., ADR(b)	58,608	198,681
iDreamSky Technology Holdings Ltd.(a)(b)(c)	616,000	194,186
Maoyan Entertainment(a)(b)	228,800	275,183
NetDragon Websoft Holdings Ltd.	176,000	302,881
Sohu.com Ltd., ADR(b)	4,098	32,866
Untrade SMI Holdings(d)	267,200	—
XD Inc.(b)	184,800	297,124
Zengame Technology Holding Ltd.	176,000	89,933
		2,579,011
Financial Services — 1.6%
CSSC Hong Kong Shipping Co. Ltd.	792,000	135,865
Genertec Universal Medical Group Co. Ltd.(a)	484,000	258,014
Haitong UniTrust International Leasing Co. Ltd., Class H(a)	968,000	97,899
SY Holdings Group Ltd.(c)	286,000	183,032
Yeahka Ltd.(b)(c)	140,800	251,648
		926,458
Food Products — 2.7%
Ausnutria Dairy Corp. Ltd.(c)	264,000	90,576
China Modern Dairy Holdings Ltd.(c)	1,804,000	175,577
China Youran Dairy Group Ltd.(a)(c)	528,000	97,586
COFCO Joycome Foods Ltd.(b)	1,804,000	434,699
Yihai International Holding Ltd.	352,000	585,818
Zhou Hei Ya International Holdings Co. Ltd.(a)(c)	704,000	207,408
		1,591,664
Gas Utilities — 0.6%
Tian Lun Gas Holdings Ltd.	154,000	67,847
Towngas Smart Energy Co. Ltd.	660,000	280,304
		348,151
Ground Transportation — 0.9%
ANE Cayman Inc.(b)	374,000	305,760
Canggang Railway Ltd., NVS(c)	192,000	207,453
		513,213
Health Care Equipment & Supplies — 4.3%
AK Medical Holdings Ltd.(a)(c)	352,000	317,499
Angelalign Technology Inc.(a)(c)	29,000	227,749
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	55,000	94,585
Kangji Medical Holdings Ltd.	242,000	231,026
Lifetech Scientific Corp. (b)	2,552,000	784,172
Microport Cardioflow Medtech Corp.(a)(b)	704,000	157,580
MicroPort NeuroTech Ltd., NVS(b)	132,000	195,010
Peijia Medical Ltd.(a)(b)	264,000	269,980
Untrade Hosa International Ltd.(d)	220,000	—
Venus MedTech Hangzhou Inc., Class H(a)(b)	176,000	124,391
Zylox-Tonbridge Medical Technology Co. Ltd.(a)(b)	88,000	139,596
		2,541,588
Health Care Providers & Services — 4.3%
Arrail Group Ltd., NVS(a)(b)	154,000	147,468
Chaoju Eye Care Holdings Ltd.	176,000	101,137

Security	Shares	Value

Health Care Providers & Services (continued)
China Resources Medical Holdings Co. Ltd.	550,000	$313,681
ClouDr Group Ltd., NVS	211,200	183,857
Gushengtang Holdings Ltd.(c)	92,400	599,910
Jinxin Fertility Group Ltd.(a)(b)	1,342,000	643,555
New Horizon Health Ltd.(a)(b)(c)	176,000	545,229
		2,534,837
Health Care Technology — 0.7%
Medlive Technology Co. Ltd.(a)	132,000	164,997
Yidu Tech Inc. (a)(b)	378,400	236,546
		401,543
Hotels, Restaurants & Leisure — 3.2%
China Travel International Investment Hong Kong Ltd.	1,408,000	257,717
DPC Dash Ltd., NVS	22,000	177,999
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	2,112,000	270,402
Helens International Holdings Co. Ltd. (c)	286,000	170,058
Huangshan Tourism Development Co. Ltd., Class B(b)	136,400	97,548
Jiumaojiu International Holdings Ltd.(a)	616,000	622,206
Nayuki Holdings Ltd.(b)(c)	330,000	146,899
Xiabuxiabu Catering Management China Holdings Co. Ltd.(a)	462,000	172,249
		1,915,078
Household Durables — 1.2%
Chervon Holdings Ltd.	83,600	187,293
Konka Group Co. Ltd., Class B(b)	127,000	14,779
Skyworth Group Ltd.	792,000	311,255
TCL Electronics Holdings Ltd.	572,000	192,930
		706,257
Independent Power and Renewable Electricity Producers — 2.5%
Beijing Jingneng Clean Energy Co. Ltd., Class H	1,056,000	209,492
Canvest Environmental Protection Group Co. Ltd.(c)	308,000	141,948
CGN New Energy Holdings Co. Ltd.	880,000	212,705
China Datang Corp. Renewable Power Co. Ltd., Class H	1,540,000	319,314
Concord New Energy Group Ltd.	4,400,000	377,704
Xinyi Energy Holdings Ltd.	1,320,000	221,372
		1,482,535
Industrial Conglomerates — 0.7%
CITIC Resources Holdings Ltd.	1,848,000	78,071
Shanghai Industrial Holdings Ltd.	284,632	341,759
		419,830
Interactive Media & Services — 2.6%
Hello Group Inc., ADR	92,576	598,041
Meitu Inc.(a)(c)	1,452,000	642,291
Tongdao Liepin Group(b)	167,200	129,507
Zhihu Inc., NVS(b)	105,600	167,008
		1,536,847
IT Services — 2.3%
Chindata Group Holdings Ltd., ADR(b)(c)	73,172	616,108
Digital China Holdings Ltd.	396,000	106,816
INESA Intelligent Tech Inc., Class B	189,242	101,209
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	74,756	326,684
National Agricultural Holdings Ltd., NVS(d)	108,900	—
Vnet Group Inc., ADR(b)	65,648	183,814
		1,334,631
Life Sciences Tools & Services — 0.2%
Viva Biotech Holdings(a)(b)	748,000	108,940

Machinery — 2.0%
CIMC Enric Holdings Ltd.	465,193	401,472
First Tractor Co. Ltd., Class H	264,000	164,550

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
LK Technology Holdings Ltd.	360,491	$268,814
Lonking Holdings Ltd.	1,276,000	194,075
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	159,305	147,357
		1,176,268
Media — 0.5%
Mobvista Inc.(a)(b)	308,000	115,844
Xinhua Winshare Publishing and Media Co. Ltd., Class H	220,000	191,378
		307,222
Metals & Mining — 3.4%
China Metal Recycling Holdings Ltd.(d)	184,800	—
China Nonferrous Mining Corp Ltd.	836,000	505,449
China Oriental Group Co. Ltd.	704,000	109,049
Jinchuan Group International Resources Co. Ltd.	1,628,000	95,870
MMG Ltd.(b)	1,936,000	555,682
Shougang Fushan Resources Group Ltd.	1,320,000	476,713
Tiangong International Co. Ltd.	880,000	263,308
Untrade Real Gold Mining(d)	126,000	—
Youyuan International Holdings Ltd.(d)	120,000	283
		2,006,354
Oil, Gas & Consumable Fuels — 1.2%
CGN Mining Co. Ltd.(b)	1,760,000	365,793
Kinetic Development Group Ltd.	1,672,000	122,008
Sinopec Kantons Holdings Ltd.	616,000	239,734
		727,535
Paper & Forest Products — 0.5%
China Forestry Holdings Co. Ltd.(d)	306,000	—
Lee & Man Paper Manufacturing Ltd.	836,000	230,177
Qunxing Paper Holdings Co. Ltd.(d)	148,000	—
Shandong Chenming Paper Holdings Ltd., Class B(b)	356,400	73,460
Superb Summit International Group Ltd.(d)	2,975	—
		303,637
Pharmaceuticals — 8.6%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	176,000	283,451
China Animal Healthcare Ltd.(d)	140,000	—
China Shineway Pharmaceutical Group Ltd.	176,000	151,077
Consun Pharmaceutical Group Ltd.	220,000	127,021
Grand Pharmaceutical Group Ltd., Class A	704,000	399,535
Hua Han Health Industry Holdings Ltd.(d)	505,580	1
HUTCHMED China Ltd.(b)(c)	374,000	1,441,529
Luye Pharma Group Ltd. (a)(b)(c)	1,364,000	680,751
Ocumension Therapeutics(a)(b)	176,000	153,780
SciClone Pharmaceuticals Holdings Ltd.(a)	176,000	306,332
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	138,000	106,586
Shanghai Haixin Group Co., Class B	294,863	97,010
Sihuan Pharmaceutical Holdings Group Ltd.	3,080,000	271,028
SSY Group Ltd.	880,000	543,816
Tong Ren Tang Technologies Co. Ltd., Class H	396,000	333,097
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	167,200	204,402
		5,099,416
Real Estate Management & Development — 9.6%
Agile Group Holdings Ltd.(b)(c)	1,408,000	163,860
A-Living Smart City Services Co. Ltd., Class A(a)(b)	418,000	203,177
C&D Property Management Group Co. Ltd.	264,000	138,569
Central China New Life Ltd.	66,000	13,353
China Aoyuan Group Ltd.(b)	896,000	30,397
China Jinmao Holdings Group Ltd.	3,872,000	441,166
China Overseas Grand Oceans Group Ltd.	1,188,000	397,052
Security	Shares	Value

Real Estate Management & Development (continued)
China South City Holdings Ltd.	3,784,000	$174,351
Cosmopolitan International Holdings Ltd., NVS(c)	264,000	156,819
Gemdale Properties & Investment Corp. Ltd.(c)	3,784,000	123,369
Greentown Service Group Co. Ltd.	968,000	401,735
Guangzhou R&F Properties Co. Ltd., Class H(b)(c)	1,108,800	168,674
Hopson Development Holdings Ltd.(b)(c)	743,624	425,537
Jinke Smart Services Group Co. Ltd.(b)	105,600	122,940
LVGEM China Real Estate Investment Co. Ltd.(b)	704,000	82,602
Midea Real Estate Holding Ltd.(a)	184,800	138,996
Poly Property Group Co. Ltd.	1,364,000	280,694
Powerlong Real Estate Holdings Ltd.(b)(c)	792,000	70,845
Radiance Holdings Group Co. Ltd.(b)(c)	528,000	236,580
Redco Properties Group Ltd.(a)(b)(c)(d)	704,000	68,970
SCE Intelligent Commercial Management Holdings Ltd.(b)	303,000	28,319
Seazen Group Ltd.(b)	1,584,000	291,637
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	176,083	148,200
Shenzhen Investment Ltd.	1,760,000	254,308
Shimao Services Holdings Ltd.(a)(b)(c)	660,000	102,195
Shoucheng Holdings Ltd.	1,409,600	238,416
Shui On Land Ltd.	2,376,000	221,952
Sino-Ocean Group Holding Ltd.(b)(c)	1,958,000	135,158
SOHO China Ltd.(b)(c)	1,386,000	140,049
Sunac Services Holdings Ltd.(a)(c)	660,000	190,637
Yuexiu Services Group Ltd., NVS	308,000	99,753
		5,690,310
Semiconductors & Semiconductor Equipment — 1.5%
JinkoSolar Holding Co. Ltd., ADR(c)	28,116	882,842

Software — 2.7%
Agora Inc., ADR(b)	4,673	11,729
AsiaInfo Technologies Ltd.(a)	158,400	168,513
China Youzan Ltd.(b)	1,640,000	22,454
Linklogis Inc.(a)	528,000	109,338
Ming Yuan Cloud Group Holdings Ltd.(b)(c)	484,000	201,981
Qingdao Ainnovation Technology Group Co. Ltd.(a)(b)	110,000	139,048
Tuya Inc.(b)(c)	147,972	328,498
Weimob Inc.(a)(b)	1,452,000	621,656
		1,603,217
Specialty Retail — 0.5%
Boshiwa International Holding Ltd.(d)	67,000	—
China Meidong Auto Holdings Ltd.	440,000	269,251
		269,251
Technology Hardware, Storage & Peripherals — 0.3%
Canaan Inc., ADR(b)(c)	104,236	157,396

Textiles, Apparel & Luxury Goods — 1.7%
361 Degrees International Ltd.	528,000	237,582
China Lilang Ltd.	264,000	141,272
China Longevity Group Co. Ltd.(b)(d)	96,000	—
Fuguiniao Co. Ltd.(d)	43,200	—
Golden Solar New Energy Technology Holdings Ltd. (b)(c)	665,200	464,966
JNBY Design Ltd.	110,000	134,646
		978,466
Tobacco — 1.4%
RLX Technology Inc., ADR(c)	371,536	824,810

Trading Companies & Distributors — 0.3%
China Aircraft Leasing Group Holdings Ltd.	198,000	94,547

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	142,900	$90,170
		184,717
Transportation Infrastructure — 3.7%
Anhui Expressway Co. Ltd., Class H(c)	264,000	246,720
Beijing Capital International Airport Co. Ltd., Class H(b)	1,232,000	446,348
COSCO SHIPPING International Hong Kong Co. Ltd.	264,000	94,294
Hainan Meilan International Airport Co. Ltd., Class H(b)	155,000	142,008
Shenzhen International Holdings Ltd.	946,000	697,574
Sichuan Expressway Co. Ltd., Class H	440,000	127,299
Tianjin Port Development Holdings Ltd.	920,000	55,325
Yuexiu Transport Infrastructure Ltd.	657,601	357,040
		2,166,608
Water Utilities — 0.5%
China Water Affairs Group Ltd.	528,000	299,736

Total Long-Term Investments — 100.0%
(Cost: $78,137,334)		58,982,134

Short-Term Securities

Money Market Funds — 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	11,993,864	11,999,861
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(e)(f)	40,000	$40,000

Total Short-Term Securities — 20.4%
(Cost: $12,034,492)		12,039,861

Total Investments — 120.4%
(Cost: $90,171,826)		71,021,995

Liabilities in Excess of Other Assets — (20.4)%		(12,027,114)

Net Assets — 100.0%		$58,994,881

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,772,234	$225,359	(a)	$—		$172	$2,096	$11,999,861	11,993,864	$153,098	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—		(40,000	)(a)	—	—	40,000	40,000	398		—
						$172	$2,096	$12,039,861		$153,496		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	3	12/15/23	$65	$(1,594)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,940,210	$45,865,771	$176,153	$58,982,134
Short-Term Securities
Money Market Funds	12,039,861	—	—	12,039,861
	$24,980,071	$45,865,771	$176,153	$71,021,995
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,594)	$—	$(1,594)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust